[logo] PIONEER Investments(R)







                                                 January 3, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Europe Select Equity Fund (the "Fund")
          (File Nos. 33-36265 and 811-06151)
           CIK No. 0000866707

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C prospectus, Class R prospectus, Class Y prospectus and the multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.22 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0000866707-05-000037) on December 28, 2005.

     If you have any questions concerning the foregoing certification, please contact me at (617) 517-8909.
                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                     Nancy Fanning
                                                     Legal Product Manager




cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."